PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, Gross	$ 182,643	$ 179,189
Less: accumulated depreciation	(91,520)	(53,225)
Property and equipment, net	91,123	125,964
Machinery and Equipment [Member]
Property and equipment, Gross	$ 52,538	49,084
Machinery and Equipment [Member] | Minimum [Member]
Estimated useful life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Estimated useful life	7 years
Furniture and office equipment [Member]
Property and equipment, Gross	$ 45,063	45,063
Furniture and office equipment [Member] | Minimum [Member]
Estimated useful life	3 years
Furniture and office equipment [Member] | Maximum [Member]
Estimated useful life	7 years
Vehicles [Member]
Estimated useful life	5 years
Property and equipment, Gross	$ 68,341	68,341
Leasehold Improvements [Member]
Estimated useful life	3 years
Property and equipment, Gross	$ 16,701	$ 16,701